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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ----------------

Check here if Amendment [X]; Amendment Number:    1
                                               -------
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
                  -----------------------------------
Address:          227 West Monroe Street, Suite 4800
                  -----------------------------------
                  Chicago, Illinois   60606
                  -----------------------------------

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David S. Richter
                  -----------------------------------
Title:            Director
                  -----------------------------------
Phone:            (312) 739-2138
                  -----------------------------------

Signature, Place, and Date of Signing:

         /s/ David S.  Richter       Chicago, Illinois          May 15, 2000
-------------------------------    -------------------------  -----------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   2
                                            -----------------

Form 13F Information Table Entry Total:             21
                                            -----------------

Form 13F Information Table Value Total:      $    98,867
                                            -----------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.             Form 13F File Number      Name

             1        28-05461                  Clincher Capital Corporation
      ------------                              ----------------------------

             2        28-05463                  David  S. Richter
      ------------                              ----------------------------


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                           Form 13F Information Table


     Column 1     Column 2  Column 3      Column 4                  Column 5         Column 6     Column 7         Column 8
-----------------------------------------------------------------------------------------------------------------------------------
  Name of Issuer   Title      CUSIP         Value     Shrs or      Sh/       Put/    Investment   Other        Voting Authority
                     of                   (X$1000)    Prn Amt      Prn       Call    Discretion   Managers
                   Class
                                                                                                            Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTEL      PAIRED
& RESORTS            CFT      85590A203        473           720            CALL   DEFINED       1, 2
WRLDWD
-----------------------------------------------------------------------------------------------------------------------------------

APPLIED PWR INC     CLA       038225108      1,140        40,000    SH             DEFINED       1, 2       40,000
-----------------------------------------------------------------------------------------------------------------------------------

BAYCORP HLDGS       COM       072728108      1,046        48,100    SH             DEFINED       1, 2       48,100
CORP
-----------------------------------------------------------------------------------------------------------------------------------

BOCA RESORTS        CL A      09688T106     12,298     1,436,250    SH             DEFINED       1, 2       1,436,250
INC
-----------------------------------------------------------------------------------------------------------------------------------

BOGEN
COMMUNICATIONS
INTL  INC           COM       097189104      3,196       315,703    SH             DEFINED       1, 2       315,703
-----------------------------------------------------------------------------------------------------------------------------------

CHART HOUSE
ENTERPRISES         COM       160902102      2,899       558,850    SH             DEFINED       1, 2       558,850
INC
-----------------------------------------------------------------------------------------------------------------------------------

CIDCO INC           COM       171768104      3,485       680,000    SH             DEFINED       1, 2       680,000
-----------------------------------------------------------------------------------------------------------------------------------

COLUMBUS
MCKINNON CORP       COM       199333105        631        48,100    SH             DEFINED       1, 2       48,100
NY
-----------------------------------------------------------------------------------------------------------------------------------

CRONOS GROUP        ORD       L20708100      5,703     1,061,100    SH             DEFINED       1, 2       1,061,100
N V
-----------------------------------------------------------------------------------------------------------------------------------


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

  Name of Issuer   Title      CUSIP         Value     Shrs or      Sh/       Put/    Investment   Other        Voting Authority
                     of                   (X$1000)    Prn Amt      Prn       Call    Discretion   Managers
                   Class
                                                                                                            Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND         UT LTD
PARTNERS LP       PARTNER   422357103       6,619       306,089    SH                 DEFINED        1, 2   306,089
-----------------------------------------------------------------------------------------------------------------------------------

HIGHLANDS INS
GROUP INC         COM       431032101      12,038     1,395,700    SH                 DEFINED        1, 2   1,395,700
-----------------------------------------------------------------------------------------------------------------------------------

IMPERIAL CR       COM       452729106       9,804     2,178,582    SH                 DEFINED        1, 2   2,178,582
INDS INC
-----------------------------------------------------------------------------------------------------------------------------------

LAKES GAMING      COM       51206P109       2,826       356,000    SH                 DEFINED        1, 2   356,000
INC
-----------------------------------------------------------------------------------------------------------------------------------

LEISUREPLANET
HLDGS LTD         ORD       G54467108         750        83,333    SH                 DEFINED        1, 2   83,333
-----------------------------------------------------------------------------------------------------------------------------------

MAXCO INC         COM       577723109         510        60,933    SH                 DEFINED        1, 2   60,933
-----------------------------------------------------------------------------------------------------------------------------------

MAXXAM INC        COM       577913106       5,852       205,350    SH                 DEFINED        1, 2   205,350
-----------------------------------------------------------------------------------------------------------------------------------

PAYLESS
SHOESOURCE        COM       704379106       8,211       158,100    SH                 DEFINED        1, 2   158,100
INC
-----------------------------------------------------------------------------------------------------------------------------------

PRIMEX
TECHNOLOGIES      COM       741597108       4,863       225,550    SH                 DEFINED        1, 2   225,550
INC
-----------------------------------------------------------------------------------------------------------------------------------

WMS INS INC       COM       929297109       5,763       583,550    SH                 DEFINED        1, 2   583,550
-----------------------------------------------------------------------------------------------------------------------------------

BERKLEY WR CORP   COM       084423102       5,962       258,500    SH                 DEFINED        1, 2   258,500
-----------------------------------------------------------------------------------------------------------------------------------


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

  Name of Issuer   Title      CUSIP         Value     Shrs or      Sh/       Put/    Investment   Other        Voting Authority
                     of                   (X$1000)    Prn Amt      Prn       Call    Discretion   Managers
                   Class
                                                                                                            Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
                   PFD CV A
INNKEEPERS USA TR  8.625      4576J0302    4,797       291,300    SH                 DEFINED        1, 2    291,300
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